INTANGIBLE ASSETS - Narrative (Details) - Infrastructure - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Utilities
Disclosure of detailed information about intangible assets [line items]
Additional extension period of concession arrangement	49 years
Transport
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 289	$ 265